Share-based payments - Changes of ESOP warrant plan (Details) € in Thousands			1 Months Ended								12 Months Ended
	Dec. 15, 2025 shares	Jan. 06, 2025 shares	Nov. 30, 2024 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Jul. 31, 2023 shares	Mar. 31, 2023 shares	Jan. 31, 2023 shares € / shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares EUR (€) € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares EUR (€) € / shares
Share-based payments
Granted | shares	231,797	1,237,013	308.81	51,472	861,234	938,332	183,507	31,854	35,325	28,138
ESOP warrant plan
Share-based payments
Outstanding at January 1st										2,519,978		4,771,450	4,771,449		2,594,177	2,594,177		2,519,978
Granted | shares												1,468,810			2,488,637			102,900
Forfeited | shares												34,242			311,364			28,701
Outstanding at December 31st												6,206,018	6,206,018		4,771,450	4,771,449		2,594,177	2,594,177
Exercisable at December 31st | shares											1,761,472	1,761,472	1,761,472	399,351	399,351	399,351	300,952	300,952	300,952
Weighted average exercise price (EUR)
Outstanding at January 1st (in EUR per share)										€ 0.67	€ 1.1			€ 0.66			€ 0.67
Granted (in EUR per share)											1			1.43			0.8
Forfeited (in EUR per share)											2.11			0.1			2.43
Outstanding at December 31st (in EUR per share)											1.07			1.1			0.66
Exercisable at December 31st (in EUR per share)											€ 0.98	€ 0.98	€ 0.98	€ 0.98	€ 0.98	€ 0.98	€ 0.97	€ 0.97	€ 0.97